Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
VOYAGE REVENUES	$ 798,689	$ 804,061	$ 889,566
EXPENSES:
Voyage expenses	122,184	152,875	155,724
Charter hire expense	13,551	17,966	24,680
Vessel operating expenses	210,960	198,049	194,914
Depreciation and amortization	170,054	159,902	144,241
General and administrative expenses	42,079	45,373	33,339
Gain on sale of vessels (Note 4)	(12,456)	(48,662)	(81,198)
Impairment charges (Note 4)	0	0	26,367
Total expenses	546,372	525,503	498,067
Operating income	252,317	278,558	391,499
OTHER INCOME (EXPENSES):
Interest and finance costs, net (Note 7)	(97,839)	(112,151)	(100,821)
Interest income	10,492	15,124	14,582
Other, net	(26)	99	(176)
Total other expenses, net	(87,373)	(96,928)	(86,415)
Net income	164,944	181,630	305,084
Less: Net income attributable to the non-controlling interest	(4,040)	(5,399)	(4,902)
Net income attributable to Tsakos Energy Navigation Limited	160,904	176,231	300,182
Effect of preferred dividends (Note 10)	(27,000)	(27,000)	(30,184)
Deemed dividend on Series D Preferred Shares (Note 10)	0	0	(3,256)
Undistributed and distributed income allocated to non-vested restricted common stock (Note 10)	(1,602)	(959)	0
Net income attributable to common stockholders of Tsakos Energy Navigation Limited	$ 132,302	$ 148,272	$ 266,742